Subsequent Events - Additional Information (Detail)		1 Months Ended	6 Months Ended
	Jul. 17, 2026	Dec. 31, 2025	Jun. 30, 2026
Subsequent Event [Line Items]
Entity incorporation, date of incorporation		Dec. 04, 2025	Dec. 04, 2025
Subsequent Event [Member] | Subsidiaries [Member]
Subsequent Event [Line Items]
Entity incorporation, date of incorporation	Jul. 17, 2026